Summary of Significant Accounting Policies: Fair Value Measurements and Fair Value of Financial Instruments: Schedule of Derivative Liabilities at Fair Value (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

Balance of warrant liabilities as of June 30, 2012	$1,211,236
Change in the fair value of warrant liabilities	(1,211,236)
Balance of warrant liabilities as of June 30, 2013	-
Change in the fair value of warrant liabilities	-
Balance of warrant liabilities as of March 31, 2014	$-

Balance of warrant liabilities as of June 30, 2011	$937,867
Change in the fair value of warrant liabilities	273,369
Balance of warrant liabilities as of June 30, 2012	1,211,236
Change in the fair value of warrant liabilities	(1,211,236)
Balance of warrant liabilities as of June 30, 2013	$-